UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):

[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281

Signature, 		Place, 			and Date of Signing:
Melissa S. Sohn   Beverly Hills, California	August 13, 2012

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: Not Applicable.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $117,180

List of Other Included Managers: Not Applicable.

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
Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT

Accenture Corp.		COM	G1151C101	225	3,740	SH	NA	SOLE	NA	SOLE
Altera Corp.		COM	021441100	120	3,560	SH	NA	SOLE	NA	SOLE
Amazon.Com, Inc.	COM	023135106	3,489	15,280	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	031162100	2,922	40,080	SH	NA	SOLE	NA	SOLE
Anadarko		COM	032511107	2,839	42,890	SH	NA	SOLE	NA	SOLE
Analog Devices		COM	032654105	168	4,450	SH	NA	SOLE	NA	SOLE
Ansys Inc.		COM	03662Q105	225	3,560	SH	NA	SOLE	NA	SOLE
Apple Inc.		COM	037833100	6,406	10,970	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106	4,456	127,350	SH	NA	SOLE	NA	SOLE
BMC Software		COM	055921100	148	3,470	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	3,444	46,070	SH	NA	SOLE	NA	SOLE
Bristol-Myers Squibb	COM	110122108	4,221	117,400	SH	NA	SOLE	NA	SOLE
Caterpillar Inc.	COM	134429109	3,805	44,810	SH	NA	SOLE	NA	SOLE
Celgene			COM	151020104	2,414	37,620	SH	NA	SOLE	NA	SOLE
Chipotle Mexican Grill	COM	169656105	2,508	6,600	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	149123101	2,597	151,240	SH	NA	SOLE	NA	SOLE
Clarcor			COM	179895107	2,987	62,020	SH	NA	SOLE	NA	SOLE
Cognizant Technology	COM	189054109	182	3,030	SH	NA	SOLE	NA	SOLE
Costco Cos. Inc Com	COM	192446102	4,594	48,360	SH	NA	SOLE	NA	SOLE
Cummins Inc.		COM	22160K105	2,832	29,220	SH	NA	SOLE	NA	SOLE
Deere & Co.		COM	231021106	3,577	44,230	SH	NA	SOLE	NA	SOLE
Donaldson Co. Inc.	COM	244199105	3,588	107,520	SH	NA	SOLE	NA	SOLE
EBAY, Inc.		COM	278642103	168	4,000	SH	NA	SOLE	NA	SOLE
EMC Corp.		COM	257651109	3,970	154,890	SH	NA	SOLE	NA	SOLE
Ecolab Inc.		COM	278865100	3,929	57,330	SH	NA	SOLE	NA	SOLE
FactSet Research Sys.	COM	268648102	206	2,220	SH	NA	SOLE	NA	SOLE
Fastenal Co.		COM	303075105	4,332	107,460	SH	NA	SOLE	NA	SOLE
Fiserv Inc.		COM	337738108	251	3,470	SH	NA	SOLE	NA	SOLE
Google, Inc.		COM	38259P508	3,344	5,765	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101	3,016	15,420	SH	NA	SOLE	NA	SOLE
Intel Corp.		COM	458140100	180	6,760	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	3,874	65,280	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104	3,533	91,480	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	4,362	80,590	SH	NA	SOLE	NA	SOLE
Linear Technology	COM	535678106	103	3,300	SH	NA	SOLE	NA	SOLE
McCormick & Co, Inc.	COM	579780206	3,973	65,510	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106	2,528	65,270	SH	NA	SOLE	NA	SOLE
Microsoft Corp.		COM	594918104	163	5,340	SH	NA	SOLE	NA	SOLE
NIKE, Inc. 'B'		COM	654106103	2,820	32,130	SH	NA	SOLE	NA	SOLE
Netapp Inc.		COM	64120L104	116	3,650	SH	NA	SOLE	NA	SOLE
Netflix			COM	64110L106	73	1,070	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108	2,059	29,140	SH	NA	SOLE	NA	SOLE
Qualcomm Inc. COM	COM	747525103	164	2,940	SH	NA	SOLE	NA	SOLE
Texas Instruments	COM	882508104	115	4,000	SH	NA	SOLE	NA	SOLE
Union Pacific		COM	907818108	4,114	34,480	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	3,376	42,870	SH	NA	SOLE	NA	SOLE
V.F. Corporation	COM	918204108	2,921	21,890	SH	NA	SOLE	NA	SOLE
Varian Medical Systems	COM	92220P105	162	2,670	SH	NA	SOLE	NA	SOLE
Visa Inc.		COM	92826C839	5,582	45,150	SH	NA	SOLE	NA	SOLE

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